Right of Use Assets, Net	9 Months Ended
Sep. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets, Net

10. RIGHT-OF-USE ASSETS, NET

	Real Estate	Transportation and Storage Assets (1)	Manufacturing Assets	Other Assets (2)	Total
COST
As at December 31, 2022	599	1,840	174	74	2,687
Acquisitions (Note 3) (3)	1	24	8	—	33
Additions	1	44	—	—	45
Modifications	(4)	37	1	—	34
Re-measurements	—	(11)	—	5	(6)
Divestitures (Note 3) (3)	—	—	(19)	—	(19)
Terminations	(3)	(1)	—	(2)	(6)
Exchange Rate Movements and Other	(4)	24	—	3	23
As at September 30, 2023	590	1,957	164	80	2,791

ACCUMULATED DEPRECIATION
As at December 31, 2022	127	645	58	12	842
Depreciation	27	170	17	10	224
Divestitures (Note 3) (3)	—	—	(12)	—	(12)
Terminations	(1)	(1)	—	(1)	(3)
Exchange Rate Movements and Other	(3)	8	(2)	(1)	2
As at September 30, 2023	150	822	61	20	1,053

CARRYING VALUE
As at December 31, 2022	472	1,195	116	62	1,845
As at September 30, 2023	440	1,135	103	60	1,738
(1)Transportation and storage assets include railcars, barges, vessels, pipelines, caverns and storage tanks.
(2)Includes assets in the commercial fuels business, fleet vehicles and other equipment.
(3)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s ROU assets was $7 million.